Label	Element	Value
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Spectrum Moderate Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 74.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 80% stocks; 16% bonds, money market securities, and cash reserves; and 4% alternative investments, including through hedge funds, each as a percentage of the fund’s net assets. Domestic stocks are drawn from the overall U.S. market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. The fund may invest up to 40% of its total assets in foreign stocks and non-U.S. dollar denominated bonds. Bonds, which may be issued by U.S. or foreign issuers and issued with fixed or floating interest rates, are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen across the entire government, corporate, and mortgage-backed securities markets. Maturities generally reflect the manager’s outlook for interest rates. The fund’s investments in alternative investments may include unregistered hedge funds or other private or registered investment companies. The fund may also gain exposure to specific asset classes through the use of options or by investing in other T. Rowe Price Funds that focus their investments in a given asset class.

T. Rowe Price may decide to overweight or underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the fund’s net assets: stocks (70-90%) bonds, money markets securities, and cash reserves (5-25%), and alternative investments (0-10%). When deciding upon allocations within these prescribed limits, T. Rowe Price may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, T. Rowe Price may favor stocks. T. Rowe Price may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s use of options and allocations to alternative investments, including through hedge funds.

When selecting particular stocks, T. Rowe Price will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large- cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a diversified portfolio, its portfolio manager may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds, and emerging markets bonds), T. Rowe Price weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The fund may invest in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of T. Rowe Price, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less connected to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity or fixed income investments.

The fund may use options for a variety of purposes, although the fund expects to primarily use these instruments to efficiently access or adjust exposure to certain market segments, in an attempt to manage portfolio volatility, or to benefit from what the adviser believes is a risk premium in the options market (for example, an option’s price reflects a greater degree of volatility than would typically be realized in the market). The fund’s use of options typically involves writing (i.e., selling) call options on a stock index in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Derivatives The use of options potentially exposes the fund to additional volatility and losses not typically associated with direct investments in stocks. The values of the fund’s positions in index options will fluctuate in response to changes in the value of the underlying index and the fund is exposed to the risk that the underlying index will not move in a direction that is favorable to the fund. The fund’s index option overlay strategy could limit the opportunity to profit from a greater increase in the market value of specific holdings within the index. As a result, the fund’s use of options could dampen the fund’s returns during periods of strong equity market performance. Unusual market conditions or the lack of a liquid market for particular options may reduce the fund’s returns. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Alternative investments/Hedge funds The fund’s exposure to alternative investments may prove to be more correlated to the broad markets or the remainder of the fund’s portfolio than anticipated and thus may not realize the intended benefits of such investments. A hedge fund is considered an illiquid asset by the fund, is not subject to the same regulatory requirements as mutual funds and other registered investment companies, and could underperform comparable hedge funds with similar alternative strategies. Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors or typically as diversified as those of traditional mutual funds and the redemption rights of an investor, such as the fund, are typically limited. All of these factors make investments in alternative investments and hedge funds more difficult to value and monitor when compared with more traditional investments, and increase the fund’s overall liquidity risks.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/20 was -3.65%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/2012	12.67%	Worst Quarter	9/30/2011	-14.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Morningstar Moderately Aggressive Target Risk Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Morningstar Moderately Aggressive Target Risk Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%	[1]
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Combined Index Portfolio Net
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index Portfolio Net (reflects no deduction for fees or expenses)	[2]
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Combined Index Portfolio Net
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.20%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%	[1]
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Index
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.10%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%	[1]
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[4]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%	[4]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	$ 966
Annual Return 2010	rr_AnnualReturn2010	15.38%
Annual Return 2011	rr_AnnualReturn2011	(1.89%)
Annual Return 2012	rr_AnnualReturn2012	17.62%
Annual Return 2013	rr_AnnualReturn2013	24.90%
Annual Return 2014	rr_AnnualReturn2014	5.86%
Annual Return 2015	rr_AnnualReturn2015	0.33%
Annual Return 2016	rr_AnnualReturn2016	7.02%
Annual Return 2017	rr_AnnualReturn2017	21.91%
Annual Return 2018	rr_AnnualReturn2018	(6.07%)
Annual Return 2019	rr_AnnualReturn2019	23.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.65%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.67%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.89%)
1 Year	rr_AverageAnnualReturnYear01	23.28%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1994
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.51%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Prospectus Summary) | T. Rowe Price Spectrum Moderate Growth Allocation Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[4]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.66%	[4]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	23.42%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2016

[1]	Return since 3/23/16.
[2]	Combined Index Portfolio Net is a blended benchmark composed of 80% stocks (56% Russell 3000 Index and 24% MSCI All-Country World Index ex USA Net) and 20% bonds (Bloomberg Barclays U.S. Aggregate Bond Index) as of 5/31/20. The indices and percentages may vary over time.
[3]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[4]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
[5]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.